Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans by Past Due Status for Loans Held-In-Portfolio (Net of Unearned Income)
December 31, 2011
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$56,597	$21,586	$453,879	$532,062	$3,075,090	$3,607,152
Commercial and industrial	46,013	17,233	177,967	241,213	2,622,217	2,863,430
Construction	608	21,055	53,859	75,522	85,419	160,941
Mortgage	202,072	98,565	930,191	1,230,828	3,458,655	4,689,483
Leasing	7,927	2,301	5,642	15,870	532,836	548,706
Consumer:
Credit cards	14,507	11,479	25,748	51,734	1,164,086	1,215,820
Home equity lines of credit	155	395	157	707	19,344	20,051
Personal	17,583	10,434	19,317	47,334	935,854	983,188
Auto	22,677	5,883	6,830	35,390	480,874	516,264
Other	1,740	1,442	5,612	8,794	226,310	235,104
Total	$369,879	$190,373	$1,679,202	$2,239,454	$12,600,685	$14,840,139

December 31, 2011
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$69,079	$6,882	$182,158	$258,119	$2,824,415	$3,082,534
Commercial and industrial	24,436	7,858	59,544	91,838	889,932	981,770
Construction	3,921	-	75,140	79,061	71,626	150,687
Mortgage	30,594	13,190	37,223	81,007	747,970	828,977
Leasing	201	204	166	571	14,590	15,161
Consumer:
Credit cards	314	229	735	1,278	12,931	14,209
Home equity lines of credit	7,090	3,587	10,065	20,742	517,101	537,843
Personal	3,574	2,107	1,516	7,197	140,208	147,405
Auto	106	37	34	177	2,035	2,212
Other	29	10	27	66	1,593	1,659
Total	$139,344	$34,104	$366,608	$540,056	$5,222,401	$5,762,457

December 31, 2011
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$125,676	$28,468	$636,037	$790,181	$5,899,505	$6,689,686
Commercial and industrial	70,449	25,091	237,511	333,051	3,512,149	3,845,200
Construction	4,529	21,055	128,999	154,583	157,045	311,628
Mortgage	232,666	111,755	967,414	1,311,835	4,206,625	5,518,460
Leasing	8,128	2,505	5,808	16,441	547,426	563,867
Consumer:
Credit cards	14,821	11,708	26,483	53,012	1,177,017	1,230,029
Home equity lines of credit	7,245	3,982	10,222	21,449	536,445	557,894
Personal	21,157	12,541	20,833	54,531	1,076,062	1,130,593
Auto	22,783	5,920	6,864	35,567	482,909	518,476
Other	1,769	1,452	5,639	8,860	227,903	236,763
Total	$509,223	$224,477	$2,045,810	$2,779,510	$17,823,086	$20,602,596

December 31, 2010
Puerto Rico
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial real estate	$47,064	$25,547	$370,677	$443,288	$3,412,310	$3,855,598
Commercial and industrial	34,703	23,695	114,792	173,190	2,688,228	2,861,418
Construction	6,356	3,000	64,678	74,034	94,322	168,356
Mortgage	188,468	83,789	810,833	1,083,090	2,566,610	3,649,700
Leasing	10,737	2,274	5,674	18,685	554,102	572,787
Consumer:
Credit cards	16,073	12,758	33,514	62,345	1,054,081	1,116,426
Personal	21,004	11,830	22,816	55,650	965,610	1,021,260
Auto	22,076	5,301	7,528	34,905	459,745	494,650
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$350,280	$169,512	$1,438,846	$1,958,638	$12,047,056	$14,005,694

December 31, 2010
U.S. mainland
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial real estate	$68,903	$10,322	$182,456	$261,681	$2,889,397	$3,151,078
Commercial and industrial	30,372	15,079	57,102	102,553	1,422,838	1,525,391
Construction	30,105	292	173,876	204,273	128,222	332,495
Mortgage	38,550	12,751	23,587	74,888	800,134	875,022
Leasing	1,008	224	263	1,495	28,711	30,206
Consumer:
Credit cards	343	357	-	700	15,182	15,882
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	5,559	2,689	5,369	13,617	201,190	214,807
Auto	375	98	135	608	8,499	9,107
Total	$181,331	$48,685	$460,350	$690,366	$6,031,975	$6,722,341

December 31, 2010
Popular, Inc.
	Past due
						Loans held-
	30-59	60-89	90 days	Total		in-portfolio
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial real estate	$115,967	$35,869	$553,133	$704,969	$6,301,707	$7,006,676
Commercial and industrial	65,075	38,774	171,894	275,743	4,111,066	4,386,809
Construction	36,461	3,292	238,554	278,307	222,544	500,851
Mortgage	227,018	96,540	834,420	1,157,978	3,366,744	4,524,722
Leasing	11,745	2,498	5,937	20,180	582,813	602,993
Consumer:
Credit cards	16,416	13,115	33,514	63,045	1,069,263	1,132,308
Home equity lines of credit	6,116	6,873	17,562	30,551	537,802	568,353
Personal	26,563	14,519	28,185	69,267	1,166,800	1,236,067
Auto	22,451	5,399	7,663	35,513	468,244	503,757
Other	3,799	1,318	8,334	13,451	252,048	265,499
Total	$531,611	$218,197	$1,899,196	$2,649,004	$18,079,031	$20,728,035

Loans Held For Sale In Non Performing Status [Text Block]
(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,204
Mortgage	59	199,025
Total	$262,302	$671,757

Net Financing Leases [Table Text Block]
(In thousands)	2011	2010
Total minimum lease payments	$520,226	$551,000
Estimated residual value of leased property	134,194	147,667
Deferred origination costs, net of fees	6,691	7,109
Less - Unearned financing income	97,244	102,783
Net minimum lease payments	563,867	602,993
Less - Allowance for loan losses	4,891	13,153
	$558,976	$589,840

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2012	$154,005
2013	127,280
2014	100,748
2015	80,011
2016 and thereafter	58,182
$520,226

Accounting For Certain Loans Acquired In Transfer Disclosure Table [Text Block]
(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$290,810
Gross contractual amounts receivable (principal and interest)	$457,201
Estimate of contractual cash flows not expected to be collected	$164,427

Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction Table [Text Block]
	December 31, 2011			December 31, 2010
	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,920,141	$215,560	$2,135,701	$2,133,600	$247,654	$2,381,254
Commercial and industrial	85,859	4,621	90,480	117,869	8,257	126,126
Construction	279,561	260,208	539,769	341,866	292,341	634,207
Mortgage	1,065,842	102,027	1,167,869	1,156,879	87,062	1,243,941
Consumer	95,048	7,604	102,652	144,165	10,235	154,400
Carrying amount	3,446,451	590,020	4,036,471	3,894,379	645,549	4,539,928
Allowance for loan losses	(62,951)	(20,526)	(83,477)	-	-	-
Carrying amount, net of allowance	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

Accretable Yield For Acquired Loans [Text Block]
	Accretable yield
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,307,927	$23,181	$1,331,108	$-	$-	$-
Additions	-	-	-	1,487,634	50,425	1,538,059
Accretion	(271,760)	(80,641)	(352,401)	(179,707)	(27,244)	(206,951)
Change in expected cash flows	392,597	98,955	491,552	-	-	-
Ending balance	$1,428,764	$41,495	$1,470,259	$1,307,927	$23,181	$1,331,108

Disclosure Of Movement In Carrying Amount Of Loans Acquired In F D I C Assisted Transaction Table [Text Block]
	Carrying amount of loans accounted for pursuant to ASC 310-30
	For the year ended
	December 31, 2011			December 31, 2010
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$3,894,379	$645,549	$4,539,928	$-	$-	$-
Additions	-	-	-	4,212,857	696,790	4,909,647
Accretion	271,760	80,641	352,401	179,707	27,244	206,951
Collections	(719,688)	(136,170)	(855,858)	(498,185)	(78,485)	(576,670)
Ending balance	$3,446,451	$590,020	$4,036,471	$3,894,379	$645,549	$4,539,928
Allowance for loan losses
ASC 310-30 covered loans	(62,951)	(20,526)	(83,477)	-	-	-
	$3,383,500	$569,494	$3,952,994	$3,894,379	$645,549	$4,539,928

Summary of Changes in the Allowance for Loan Losses
	2011			2010	2009
	Non-covered	Covered
(In thousands)	loans	loans	Total	Total	Total
Balance at beginning of period	$793,225	$-	$793,225	$1,261,204	$882,807
Provision for loan losses	430,085	145,635	575,720	1,011,880	1,405,807
Charge-offs	(671,505)	(22,206)	(693,711)	(1,249,356)	(1,095,947)
Recoveries	137,457	1,516	138,973	96,704	68,537
Net recovery (write-down) related
to loans transferred to LHFS	1,101	-	1,101	(327,207)	-
Balance at end of period	$690,363	$124,945	$815,308	$793,225	$1,261,204

Non Covered Loans [Member]
Loans in Non-Performing Status, Accruing Loans Past-Due 90 Days or More by Loan Class
At December 31, 2011
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$453,879	$-	$182,158	$-	$636,037	$-
Commercial and industrial	177,292	675	59,544	-	236,836	675
Construction	53,859	-	75,140	-	128,999	-
Mortgage	649,279	280,912	37,223	-	686,502	280,912
Leasing	5,642	-	166	-	5,808	-
Consumer:
Credit cards	-	25,748	735	-	735	25,748
Home equity lines of credit	-	157	10,065	-	10,065	157
Personal	19,317	-	1,516	-	20,833	-
Auto	6,830	-	34	-	6,864	-
Other	5,144	468	27	-	5,171	468
Total[1]	$1,371,242	$307,960	$366,608	$-	$1,737,850	$307,960

At December 31, 2010
	Puerto Rico		U.S. mainland		Popular, Inc.
		Accruing		Accruing		Accruing
	Non-accrual	loans past-due	Non-accrual	loans past-due	Non-accrual	loans past-due
(In thousands)	loans	90 days or more	loans	90 days or more	loans	90 days or more
Commercial real estate	$370,677	$-	$182,456	$-	$553,133	$-
Commercial and industrial	114,792	-	57,102	-	171,894	-
Construction	64,678	-	173,876	-	238,554	-
Mortgage	518,446	292,387	23,587	-	542,033	292,387
Leasing	5,674	-	263	-	5,937	-
Consumer:
Credit cards	-	33,514	-	-	-	33,514
Home equity lines of credit	-	-	17,562	-	17,562	-
Personal	22,816	-	5,369	-	28,185	-
Auto	7,528	-	135	-	7,663	-
Other	6,892	1,442	-	-	6,892	1,442
Total[1]	$1,111,503	$327,343	$460,350	$-	$1,571,853	$327,343

Covered Under Loss Sharing Agreements With F D I C [Member]
Loans in Non-Performing Status, Accruing Loans Past-Due 90 Days or More by Loan Class
	December 31, 2011		December 31, 2010
	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$14,241	$125	$14,172	$-
Commercial and industrial	63,858	1,392	10,635	60
Construction	4,598	5,677	1,168	-
Mortgage	423	113	-	8,648
Consumer	516	377	-	2,308
Total[1]	$83,636	$7,684	$25,975	$11,016

Covered Under Loss Sharing Agreements With F D I C [Member] | A S C Subtopic 31030 [Member]
Accounting For Certain Loans Acquired In Transfer Disclosure Table [Text Block]
	April 30, 2010
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total
Contractually-required principal and interest	$7,855,033	$1,995,580	$9,850,613
Non-accretable difference	2,154,542	1,248,365	3,402,907
Cash flows expected to be collected	5,700,491	747,215	6,447,706
Accretable yield	1,487,634	50,425	1,538,059
Fair value of loans accounted for under
ASC Subtopic 310-30	$4,212,857	$696,790	$4,909,647

Summary of Changes in the Allowance for Loan Losses
ASC 310-30 loans
(In thousands)	December 31, 2011
Balance at beginning of period	$-
Provision for loan losses	89,802
Net charge-offs	(6,325)
Balance at end of period	$83,477

Loans Held For Investment [Member]
Composition of Loans
	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2011	December 31, 2011	December 31, 2011
Commercial real estate	$6,689,686	$2,271,295	$8,960,981
Commercial and industrial	3,845,200	241,447	4,086,647
Construction	311,628	546,826	858,454
Mortgage	5,518,460	1,172,954	6,691,414
Leasing	563,867	-	563,867
Consumer:
Credit cards	1,230,029	-	1,230,029
Home equity lines of credit	557,894	-	557,894
Personal	1,130,593	-	1,130,593
Auto	518,476	-	518,476
Other	236,763	116,181	352,944
Total loans held-in-portfolio[1]	$20,602,596	$4,348,703	$24,951,299

	Non-covered loans at	Covered loans at	Total loans HIP at
(In thousands)	December 31, 2010	December 31, 2010	December 31, 2010
Commercial real estate	$7,006,676	$2,463,549	$9,470,225
Commercial and industrial	4,386,809	303,632	4,690,441
Construction	500,851	640,492	1,141,343
Mortgage	4,524,722	1,259,459	5,784,181
Leasing	602,993	-	602,993
Consumer:
Credit cards	1,132,308	-	1,132,308
Home equity lines of credit	568,353	-	568,353
Personal	1,236,067	-	1,236,067
Auto	503,757	-	503,757
Other	265,499	169,750	435,249
Total loans held-in-portfolio[1]	$20,728,035	$4,836,882	$25,564,917

Loans Held For Investment [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Loans by Past Due Status for Loans Held-In-Portfolio (Net of Unearned Income)
December 31, 2011
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$35,286	$25,273	$519,222	$579,781	$1,691,514	$2,271,295
Commercial and industrial	4,438	1,390	99,555	105,383	136,064	241,447
Construction	997	625	434,661	436,283	110,543	546,826
Mortgage	32,371	28,238	196,541	257,150	915,804	1,172,954
Consumer	2,913	3,289	15,551	21,753	94,428	116,181
Total covered loans	$76,005	$58,815	$1,265,530	$1,400,350	$2,948,353	$4,348,703

December 31, 2010
Covered loans
	Past due
						Covered loans
	30-59	60-89	90 days	Total		held-in-
(In thousands)	days	days	or more	past due	Current	portfolio
Commercial real estate	$108,244	$89,403	$434,956	$632,603	$1,830,946	$2,463,549
Commercial and industrial	12,091	5,491	32,585	50,167	253,465	303,632
Construction	23,445	11,906	351,386	386,737	253,755	640,492
Mortgage	80,978	34,897	119,745	235,620	1,023,839	1,259,459
Consumer	8,917	4,483	14,612	28,012	141,738	169,750
Total covered loans	$233,675	$146,180	$953,284	$1,333,139	$3,503,743	$4,836,882

Loans Held For Sale [Member]
Composition of Loans
(In thousands)	December 31, 2011	December 31, 2010
Commercial	$26,198	$60,528
Construction	236,045	412,744
Mortgage	100,850	420,666
Total	$363,093	$893,938